Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Accounts Payable and Other Current Liabilities

Note 14. Accounts payable and other current liabilities

Accounts payable and other current liabilities consisted of the following:

	December 31,
(in millions)	2017	2016
Accrued personnel costs	$7.6	$7.0
Other current liabilities	6.4	5.2
Contingent consideration	1.6	8.5
Accrued event costs	3.6	3.6
Trade payables	5.3	3.8
Accrued interest	0.5	0.1
Total accounts payable and other current liabilities	$25.0	$28.2

Other current liabilities is primarily comprised of corporate accruals and the current portion of the liability related to the interest rate swap and floor.